J.P. Morgan Funds
Supplement effective May 22, 2000, to the following Prospectus:

J.P. Morgan Diversified Fund, dated November 1, 1999

The address of the Shareholder Servicing Agent shown under the heading "Your Investment" is changed. The new address is:

                                                     Morgan Christiana Center
                                            J.P. Morgan Funds Services - 2/OPS3
                                                   500 Stanton Christiana Road
                                                         Newark, DE 19713
                                                           1-800-521-5411